INCOME TAX BENEFIT - Schedule of Consolidated Pretax Income (Loss) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ (125,281)	$ (17,676)	$ (15,320)	$ (13,243)
Foreign	(1,079)	(3,268)	5,346	7,479
Income (loss) before income taxes	$ (126,360)	$ (20,944)	$ (9,974)	$ (5,764)